January 2, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Form N-CSR

John Hancock Bank and Thrift Opportunity Fund (the "Registrant")
      File No. 811-8568

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending October 31, 2003.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,


/s/Alfred P. Ouellette
Alfred P. Ouellette
Senior Attorney and Assistant Secretary

ITEM 1. REPORT TO STOCKHOLDERS.

John Hancock
Bank and Thrift
OPPORTUNITY FUND

ANNUAL REPORT

10.31.03

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Maureen R. Ford, Vice Chairman and Chief Executive Officer, in upper left-hand corner.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 6

Financial statements
page 10

Trustees & officers
page 24

For your information
page 29


Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would begin to strengthen, which it did. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains year-to-date through October 31. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 45.22% through October, while the Dow Jones Industrial Average was up 19.82% and the Standard & Poor's 500 Index returned 21.19%. With falling interest rates, bonds also did well, although they began to reverse course in July. High yield bonds led the pack, returning 24.23% through October, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 800-732-5543. Separately, for information about your investments in John Hancock funds, please contact your financial adviser or our Customer Service representatives at 800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of October 31, 2003. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation,
with moderate
income as a
secondary objec-
tive, by investing
primarily in stocks
of regional banks
and lending
companies.

Over the last twelve months

* The stock market staged a strong recovery as the economy and corporate earnings began to improve.

* Financial stocks as a group did slightly better than the broad market, led by market-sensitive and small-cap names.

* The Fund's best performers were large banks with improving credit quality and business lines tied to the rising stock market.

[Bar chart with heading "John Hancock Bank and Thrift Opportunity Fund." Under the heading is a note that reads "Fund performance for the year ended October 31, 2003." The chart is scaled in increments of 10% with 0% at the bottom and 30% at the top. The first bar represents the 27.57% total return for John Hancock Bank and Thrift Opportunity Fund. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested."]

Top 10 holdings

 3.6%   FleetBoston Financial Corp.
 3.1%   Zions Bancorp.
 3.1%   Wachovia Corp.
 2.9%   SouthTrust Corp.
 2.9%   Wells Fargo & Co.
 2.8%   U.S. Bancorp.
 2.7%   Compass Bancshares, Inc.
 2.7%   Fifth Third Bancorp.
 2.6%   Bank of America Corp.
 2.6%   National Commerce Financial Corp.

As a percentage of net assets on October 31, 2003.

BY JAMES K. SCHMIDT, CFA, LISA A. WELCH AND JAMES J. MCKELVEY,
PORTFOLIO MANAGERS

MANAGERS'
REPORT

John Hancock
Bank and Thrift Opportunity Fund

Recently, Jay McKelvey, a member of the Fund's management team since 1998, was added as a portfolio manager, replacing Thomas Goggins.

The stock market staged a remarkable recovery over the 12 months ending October 31, 2003. A variety of factors contributed to the market's reversal from three years of negative results. They included increasing signs of a rebounding economy, further interest-rate cuts, a significant tax cut, a quick end to the major military phase of war in Iraq and improved corporate earnings. As a result, the broad market, as measured by the Standard & Poor's 500 Index, returned 20.79% for the year ending October 31, 2003.

Financial stocks as a group slightly outperformed the S&P 500, returning 23.40% for the period, as measured by the Standard & Poor's 500 Financial Index. The best results came from market-sensitive companies, such as asset managers and securities brokers -- who benefited from the rebounding market -- and mortgage originators and specialty finance companies. Among banks, the best performers were a few of the largest names that have experienced credit quality improvements and enjoyed a dramatic rebound after being beaten down in the market's long slide. Small banks also did well, as they continued to benefit from strong deposit and loan growth, a healthy mortgage climate and growing speculation about takeover possibilities. Mid-size regional banks turned in good, but more modest, results.

"Financial stocks as a
 group slightly outper-
 formed the S&P 500..."

FUND PERFORMANCE

For the year ended October 31, 2003, John Hancock Bank and Thrift
Opportunity Fund posted a total return of 27.57% at net

[Photos of Jim Schmidt, Lisa Welch and Jay McKelvey flush right next to first paragraph.]

asset value, compared with the 25.48% return of the average open-end financial services fund, according to Lipper, Inc. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions.

MARKET- AND MORTGAGE-RELATED SURGE

Following the market's trend, many of the Fund's best performers were large banks recovering from worries about credit problems that proved less severe than expected, and which also had market-sensitive lines of business. They included FleetBoston Financial, Wachovia and U.S. Bancorp. In addition to improving fundamentals, Fleet's stock was lifted at the end of the period by the announcement of its proposed acquisition by Bank of America at an attractive premium.

With interest rates declining until the last several months of the period, companies with hefty mortgage banking and fixed-income businesses served us well, including Countrywide Financial, First Tennessee National, National City Corp. and Washington Mutual. Our standouts among the small banks were East-West Bancorp., Independent Bank Corp. and UCBH Holdings.

"...many of the Fund's best
 performers were large banks
 recovering from worries
 about credit problems..."

COMPANY-SPECIFIC DETRACTORS

On the downside, some of our biggest detractors struggled with company specific problems. Fifth Third Bancorp., long-time Fund stalwart, entered into an agreement with regulators to improve its operational infrastructure following the disclosure of a material bookkeeping error in its Treasury department. We are keeping our stake because we continue to believe in the bank's strong balance sheet and in its ability to produce double-digit growth. Insurance giant American International Group was hit hard this year after it took a large charge for reserves related to Director's and Officer's liability surrounding some high-profile Internet names that failed between 1998 and 2001. Another disappointment was government-sponsored mortgage giant

Freddie Mac, which came under fire for accounting re-audits and subsequent dismissals of top management.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Banks-Regional 51%, the second is Banks-Superregional 29%, the third Thrifts 4%, the fourth Investment management 4%, and the fifth Finance 3%].

MERGERS AHEAD

Although the level of bank merger activity in 2003 is only slightly ahead of last year's at this point, we believe the announced mega-merger between FleetBoston and Bank of America will place more attention on mergers and perhaps prompt additional activity. In our view, the climate is ripe for more, since revenue growth is becoming harder to come by and the market's uptick has made the stock of acquiring banks more valuable. We continue to believe the bulk of the mergers going forward will be between large banks buying smaller ones for specific tactical reasons, such as increasing market share or the number of bank branches in areas where they are weak.

Bank earnings over the last year have been mixed, but generally positive. Credit costs have been better than expected, deposits continue to flow into the banking system, even with the stock market's rebound, and mortgage banking continued to be strong, although we expect a slowdown in that trend as interest rates have begun to go up. We have yet to see a pickup in commercial loan growth, although many bank managements tell us they expect a pickup, and we find this credible because we believe the economy will accelerate.

[Pie chart in middle of page with heading "Portfolio diversification As a percentage of net assets on 10-31-03." The chart is divided into two sections (from top to left): Common stocks 98% and Short-term investments & other 2%.]

OUTLOOK

Our outlook remains positive for the financial sector, including bank stocks. We believe that in the current environment, banks can produce earnings growth in the 8% to 10% range. If economic growth continues at the blistering pace of the third quarter of 2003, however, bank earnings growth could be more modest than that of other sectors more leveraged to economic recovery. But we believe the case for bank stock investing remains compelling, with banks' consistency of earnings and the potential for accelerating merger activity. What's more, with the new favorable tax treatment of stock dividends, we believe more financial companies, which tend to have above-average dividend yields, will increase their dividend payout ratios, following the lead of Bank of America, which increased its dividend payout by 25% in the period. Going forward, we are turning more attention toward those banks that will benefit most when commercial lending activity picks up. We'll also continue to add a number of high-quality small banks and thrifts with strong fundamentals in what appear to be consolidating markets.

"Our outlook remains positive
for the financial sector,
including bank stocks."

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Zions Bancorp. followed by an up arrow with the phrase "Improving fundamentals." The second listing is FleetBoston Financial followed by an up arrow with the phrase "Sells for significant premium." The third listing is Fifth Third Bancorp. followed by a sideways arrow with the phrase "Heightened regulatory scrutiny."]

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2003

This schedule is divided into four main categories: common stocks, preferred stocks, bonds and short-term investments. Common and preferred stocks and bonds are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


SHARES   ISSUER                                                                                                 VALUE
COMMON STOCKS 98.10%                                                                                     $905,879,377
(Cost $431,220,847)

Banks -- Regional 50.97%                                                                                  470,673,507
 65,400  ABC Bancorp. (GA)                                                                                  1,100,028
142,500  Alabama National Bancorp. (AL)+                                                                    7,502,625
108,000  Allegiant Bancorp., Inc. (MO)                                                                      2,376,000
325,383  AmericanWest Bancorp. (WA)*                                                                        6,494,645
 95,879  AmSouth Bancorp. (AL)                                                                              2,264,662
482,474  Banknorth Group, Inc. (ME)                                                                        15,111,086
344,846  BB&T Corp. (NC)                                                                                   13,335,195
 47,500  Beverly National Corp. (MA)                                                                        1,223,125
113,795  BOK Financial Corp. (OK)*                                                                          4,301,451
140,000  Camden National Corp. (ME)                                                                         4,228,000
 59,635  Capital City Bank Group, Inc. (FL)+                                                                2,304,893
155,418  Cascade Bancorp. (OR)                                                                              2,937,400
184,700  CCBT Financial Cos., Inc. (MA)                                                                     4,911,173
370,000  Charter One Financial, Inc. (OH)                                                                  11,825,200
140,196  Chittenden Corp. (VT)                                                                              4,511,507
224,427  City National Corp. (CA)                                                                          13,512,750
615,200  Colonial BancGroup, Inc. (AL)                                                                      9,646,336
 90,000  Columbia Bancorp. (MD)                                                                             2,503,800
 50,962  Commercial Bankshares, Inc. (FL)                                                                   1,608,361
 83,378  Community Banks, Inc. (PA)                                                                         2,905,723
213,100  Community First Bankshares, Inc. (ND)                                                              5,785,665
650,857  Compass Bancshares, Inc. (AL)                                                                     24,589,377
 20,000  Cullen/Frost Bankers, Inc. (TX)                                                                      775,200
137,500  Desert Community Bank (CA)                                                                         2,868,250
 62,696  DNB Financial Corp. (PA)                                                                           1,691,538
340,000  East-West Bancorp., Inc. (CA)                                                                     16,690,600
 73,000  Financial Institutions, Inc. (NY)                                                                  1,825,730
 52,200  First Charter Corp. (NC)+                                                                          1,070,100
 65,000  First State Bancorp. (NM)                                                                          2,041,650
170,900  First Tennessee National Corp. (TN)                                                                7,752,024
 20,780  FNB Bankshares (ME)                                                                                1,090,950

See notes to
financial statements.


6


FINANCIAL STATEMENTS


SHARES   ISSUER                                                                                                 VALUE
Banks -- Regional (continued)
 90,049  F.N.B. Corp. (FL)+                                                                                $2,976,119
101,718  Fulton Financial Corp. (PA)                                                                        2,100,477
235,385  Glacier Bancorp., Inc. (MT)                                                                        7,240,443
131,216  Harleysville National Corp. (PA)                                                                   3,962,723
230,000  Hibernia Corp. (Class A) (LA)                                                                      5,195,700
308,105  Independent Bank Corp. (MI)                                                                        8,913,478
310,000  Local Financial Corp. (OK) (R)                                                                     6,017,100
238,657  M&T Bank Corp. (NY)                                                                               22,409,892
334,545  Marshall & Ilsley Corp. (WI)                                                                      11,983,402
209,500  Mercantile Bankshares Corp. (MD)                                                                   8,876,515
 71,541  Merrill Merchants Bankshares, Inc. (ME)                                                            1,374,303
 50,000  Mid-State Bancshares (CA)                                                                          1,216,500
873,392  National Commerce Financial Corp. (TN)                                                            23,992,078
290,800  North Fork Bancorp., Inc. (NY)                                                                    11,335,384
 70,053  Northrim Bancorp., Inc. (AK)                                                                       1,467,610
273,266  Pacific Capital Bancorp. (CA)                                                                      9,307,440
120,000  Prosperity Bancshares, Inc. (TX)+                                                                  2,772,000
165,058  Provident Bankshares Corp. (MD)                                                                    5,121,750
154,700  S&T Bancorp., Inc. (PA)                                                                            4,678,128
  9,500  Sandy Spring Bancorp., Inc. (MD)+                                                                    342,665
234,850  Sky Financial Group, Inc. (OH)                                                                     5,718,598
849,350  SouthTrust Corp. (AL)                                                                             27,051,798
260,330  Southwest Bancorp. of Texas, Inc. (TX)*                                                            9,348,450
139,500  Summit Bancshares, Inc. (TX)                                                                       3,949,245
450,000  Synovus Financial Corp. (GA)+                                                                     12,420,000
213,200  Taylor Capital Group, Inc. (IL)*                                                                   5,419,544
214,008  TCF Financial Corp. (MN)                                                                          11,166,937
 26,500  TriCo Bancshares (CA)                                                                                848,000
200,000  UCBH Holdings, Inc. (CA)                                                                           7,142,000
177,901  Umpqua Holdings Corp. (OR)                                                                         3,638,075
127,390  Union Planters Corp. (TN)                                                                          4,238,265
136,812  Univest Corp. (PA)                                                                                 4,986,797
142,755  Valley National Bancorp. (NJ)                                                                      4,175,584
 67,583  West Coast Bancorp. (OR)                                                                           1,409,106
106,500  Whitney Holding Corp. (LA)                                                                         4,043,805
350,000  Wilmington Trust Corp. (DE)                                                                       11,788,000
 97,400  Yardville National Bancorp. (NJ)+                                                                  2,281,108
472,825  Zions Bancorp. (UT)                                                                               28,979,444


Banks -- Superregional 29.07%                                                                             268,403,756
318,010  Bank of America Corp. (NC)+                                                                       24,082,897
359,880  Bank One Corp. (OH)+                                                                              15,276,906
447,400  Comerica, Inc. (MI)                                                                               23,032,152
422,563  Fifth Third Bancorp. (OH)                                                                         24,491,751
827,483  FleetBoston Financial Corp. (MA)                                                                  33,422,037

See notes to
financial statements.


7


FINANCIAL STATEMENTS


SHARES   ISSUER                                                                                                 VALUE
Banks -- Superregional (continued)
320,000  KeyCorp (OH)+                                                                                     $9,040,000
330,000  Mellon Financial Corp. (PA)                                                                        9,857,100
500,224  National City Corp. (OH)                                                                          16,337,316
390,500  PNC Financial Services Group (PA)+                                                                20,919,085
161,152  SunTrust Banks, Inc. (GA)+                                                                        10,808,465
961,041  U.S. Bancorp (MN)                                                                                 26,159,536
621,625  Wachovia Corp. (NC)+                                                                              28,513,939
469,861  Wells Fargo & Co. (CA)                                                                            26,462,572


Broker Services 0.82%                                                                                       7,573,500
 27,000  Edwards (A.G.) Inc. (MO)                                                                           1,093,500
 90,000  Lehman Brothers Holdings, Inc. (NY)                                                                6,480,000

Finance 3.44%                                                                                              31,766,023
236,900  CIT Group, Inc. (NY)                                                                               7,964,578
449,925  Citigroup, Inc. (NY)                                                                              21,326,445
100,000  MBNA Corp. (DE)                                                                                    2,475,000

Insurance 2.29%                                                                                            21,138,653
110,088  American International Group, Inc. (NY)                                                            6,696,653
134,000  MetLife, Inc. (NY)                                                                                 4,207,600
 85,000  Prudential Financial, Inc. (NJ)                                                                    3,284,400
100,000  XL Capital Ltd. (Class A) (Bermuda)                                                                6,950,000

Investment Management 3.75%                                                                                34,680,815
200,500  Affiliated Managers Group, Inc. (MA)*+                                                            14,536,250
 53,000  Eaton Vance Corp. (MA)                                                                             1,848,640
 52,000  Federated Investors, Inc. (Class B) (PA)                                                           1,437,800
202,500  Legg Mason, Inc. (MD)                                                                             16,858,125

Mortgage Banking 3.27%                                                                                     30,171,905
112,500  Countrywide Financial Corp. (CA)+                                                                 11,826,000
122,500  Fannie Mae (DC)                                                                                    8,782,025
140,000  Freddie Mac (VA)                                                                                   7,858,200
 46,000  New Century Financial Corp. (CA)+                                                                  1,705,680

Thrifts 4.49%                                                                                              41,471,218
 71,910  Astoria Financial Corp. (NY)                                                                       2,490,962
337,500  Commercial Capital Bancorp., Inc. (CA)*+                                                           6,334,875
255,750  GreenPoint Financial Corp. (NY)                                                                    7,966,613
 80,000  Hingham Institute for Savings (MA)                                                                 3,380,000
 65,000  LSB Corp. (MA)                                                                                     1,143,350
156,800  PennFed Financial Services, Inc. (NJ)                                                              4,910,976
276,812  Washington Mutual, Inc. (WA)                                                                      12,110,525
 70,110  Webster Financial Corp. (CT)                                                                       3,133,917

See notes to
financial statements.


8


FINANCIAL STATEMENTS


SHARES   ISSUER                                                                                                 VALUE
PREFERRED STOCKS 0.11%                                                                                     $1,034,000
(Cost $1,000,000)

Banks & Thrifts 0.11%
 40,000  IFC Capital Trust I, 9.25% (IN)                                                                    1,034,000


                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE   (000s OMITTED)          VALUE

BONDS 0.10%                                                                                                  $929,390
(Cost $770,000)

Banks 0.10%
CSBI Capital Trust I, Sub Cap Income, Ser A 06-06-27 (A)                       11.750%           $770         929,390

SHORT-TERM INVESTMENTS 10.03%                                                                             $92,597,356
(Cost $92,597,356)

Certificates of Deposit 0.01%
Deposits in mutual banks                                                                           76          75,884

Joint Repurchase Agreement 1.65%
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 10-31-03, due
11-03-03 (Secured by U.S. Treasury Inflation Indexed
Bond 3.625% due 04-15-28, U.S. Treasury Inflation
Indexed Note 1.875% due 07-15-13)                                               1.020          15,188      15,188,000


                                                                                               SHARES
Cash Equivalents 8.37%
AIM Cash Investment Trust**                                                                77,333,472      77,333,472

TOTAL INVESTMENTS 108.34%                                                                              $1,000,440,123

OTHER ASSETS AND LIABILITIES, NET (8.34%)                                                                ($77,013,206)

TOTAL NET ASSETS 100.00%                                                                                 $923,426,917


  + All or a portion of this security is on loan as of October 31, 2003.

  * Non-income producing security.

 ** Represents investment of security lending collateral.

(A) This security is valued in good faith under procedures established by the Board of Trustees.

(R) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,017,100 or 0.65% of net assets as of October 31, 2003.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

October 31, 2003

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes.
You'll also find
the net asset
value for each
common share.

ASSETS
Investments at value (including $76,152,148 of securities loaned)
Unaffiliated issuers (cost $525,021,053)                         $999,349,173
Affiliated issuers (cost $567,150)                                  1,090,950
Cash                                                                    1,660
Dividends and interest receivable                                   1,353,034
Other assets                                                          155,253

Total assets                                                    1,001,950,070

LIABILITIES
Payable for securities on loan                                     77,333,472
Payable to affiliates
Management fee                                                        775,273
Other                                                                 141,835
Other payables and accrued expenses                                   272,573

Total liabilities                                                  78,523,153

NET ASSETS
Capital paid-in                                                   396,939,741
Accumulated net realized gain on investments                       43,448,697
Net unrealized appreciation of investments                        474,851,920
Accumulated net investment income                                   8,186,559

Net assets                                                       $923,426,917

NET ASSET VALUE PER SHARE
Based on 84,400,000 shares outstanding                                 $10.94

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
October 31, 2003

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.


INVESTMENT INCOME
Dividends (including $54,369 received from affiliated issuers)    $20,900,657
Interest (including securities lending income of $126,091)            596,456

Total investment income                                            21,497,113

EXPENSES
Investment management fee                                           9,124,264
Administration fee                                                  1,983,536
Printing                                                              169,575
Custodian fee                                                         126,890
Registration and filing fee                                            68,107
Legal fee                                                              67,920
Trustees' fee                                                          54,596
Transfer agent fee                                                     45,985
Miscellaneous                                                          41,517
Auditing fee                                                           36,807
Interest                                                                  773

Total expenses                                                     11,719,970
Less expense reductions                                              (396,707)

Net expenses                                                       11,323,263

Net investment income                                              10,173,850

REALIZED AND UNREALIZED GAIN

Net realized gain on investments                                   43,579,476
Change in net unrealized appreciation (depreciation)
of investments                                                    136,897,644

Net realized and unrealized gain                                  180,477,120

Increase in net assets from operations                           $190,650,970

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders,
if any, and any
increase or
decrease due
to the sale of
common shares.
                                                        YEAR          YEAR
                                                       ENDED         ENDED
                                                    10-31-02      10-31-03
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                             $9,239,742   $10,173,850

Net realized gain                                 62,746,904    43,579,476
Change in net unrealized
appreciation (depreciation)                       12,647,511   136,897,644

Increase in net assets
resulting from operations                         84,634,157   190,650,970

Distributions to shareholders
From net investment income                       (11,181,690)   (9,831,756)
From net realized gain                           (91,547,836)  (62,701,604)
                                                (102,729,526)  (72,533,360)

NET ASSETS
Beginning of period                              823,404,676   805,309,307

End of period 1                                 $805,309,307  $923,426,917

1 Including accumulated net investment income of $7,842,188 and $8,186,559, respectively.

See notes to
financial statements.


FINANCIAL
HIGHLIGHTS

COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

FINANCIAL HIGHLIGHTS

PERIOD ENDED                                          10-31-99    10-31-00    10-31-01    10-31-02    10-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $11.08      $11.31       $9.53       $9.76       $9.54
Net investment income 1                                   0.14        0.19        0.15        0.11        0.12
Net realized and unrealized
gain (loss) on investments                                0.40       (1.27)       0.86        0.88        2.14
Total from
investment operations                                     0.54       (1.08)       1.01        0.99        2.26
Less distributions
From net investment income                               (0.14)      (0.15)      (0.21)      (0.13)      (0.12)
From net realized gain                                   (0.17)      (0.55)      (0.57)      (1.08)      (0.74)
                                                         (0.31)      (0.70)      (0.78)      (1.21)      (0.86)
Net asset value,
end of period                                           $11.31       $9.53       $9.76       $9.54      $10.94
Per share market value,
end of period                                            $9.50       $7.81       $7.88       $7.92       $9.65
Total return
at market value 2 (%)                                   (16.44)     (10.58)       9.56 3     15.39 3     35.54 3

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                             $955        $804        $823        $805        $923
Ratio of expenses
to average net assets (%)                                 1.48        1.47        1.43        1.43        1.43
Ratio of adjusted expenses
to average net assets 4 (%)                                 --          --        1.45        1.46        1.48
Ratio of net investment income
to average net assets (%)                                 1.29        2.18        1.51        1.11        1.28
Portfolio turnover (%)                                       5          13          27          20           4

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Bank and Thrift Opportunity Fund (the "Fund") is a diversified closed-end management investment company, shares of which were initially offered to the public on August 23, 1994, and are publicly traded on the New York Stock Exchange.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On October 31, 2003, the Fund loaned securities having a market value of $76,152,148 collateralized by cash in the amount of $77,333,472. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the year ended October 31, 2003, the tax character of distributions paid was as follows: ordinary income $9,831,756 and long-term capital gains
$62,701,604.

As of October 31, 2003, the components of distributable earnings on a tax basis included $10,465,132 of undistributed ordinary income and $41,425,071 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 1.15% of the Fund's average weekly net asset value.

The Fund has an agreement with the Adviser to provide certain administrative services for the Fund. The compensation for the year was at an annual rate of 0.25% of the average weekly net assets of the Fund. The Adviser agreed to limit the administration fee to 0.20% of the Fund's average weekly net assets. Accordingly, the expense reductions related to administration fee amounted to $396,707 for the year ended October 31, 2003. The Adviser reserves the right to terminate this limitation in the future with Trustees' approval.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax pur-poses their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund common share transactions

The Fund had no common share transactions during the year ended
October 31, 2003.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2003, aggregated $27,611,120 and $91,146,776, respectively. The cost of investments owned on October 31, 2003, including short-term investments, for federal income tax purposes was $525,715,082. Gross unrealized appreciation and depreciation of investments aggregated $478,351,489 and $3,626,448, respectively, resulting in net unrealized appreciation of $474,725,041. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

NOTE E
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the year ended October 31, 2003, is set forth below.


                  BEGINNING         ENDING
                      SHARE          SHARE       REALIZED       DIVIDEND        ENDING
AFFILIATE            AMOUNT         AMOUNT           GAIN         INCOME         VALUE
FNB Bankshares (ME)
  Common stock
  bought: none       20,780         20,780             --        $24,936    $1,090,950
  sold: none

MVBI Capital Trust (MO)
  Preferred stock
  bought: none       40,000             -- 1           --         29,433            --
  sold: none
Totals                                                           $54,369    $1,090,950

1 Security was fully called on 7-31-03. No gain or loss was recognized on the call.


NOTE F
Reclassification of accounts

During the year ended October 31, 2003, the Fund reclassified amounts to reflect an increase in accumulated net realized gain on investments of $1,020, an increase in accumulated net investment income of $2,277 and a decrease in capital paid-in of $3,297. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America and book and tax differences in accounting for deferred compensation. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

AUDITORS'
REPORT

Report of
Deloitte & Touche
LLP, Independent
Auditors

The Board of Directors and Shareholders,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Bank and Thrift Opportunity Fund (the "Fund") as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund at October 31, 2003, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 5, 2003

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the dividends of the Fund, if any, paid during its taxable year ended October 31, 2003.

The Fund designated distributions to shareholders of $62,701,604 as capital gain dividends.

With respect to distributions paid by the Fund for the fiscal year ended October 31, 2003, 100% of the distributions qualify for the dividends-received deduction available for corporations.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2003.

Shareholders will be mailed a 2003 U.S. Treasury Department Form
1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for the calendar year 2003.

INVESTMENT OBJECTIVE AND POLICY

The Fund is a closed-end diversified management investment company, shares of which were initially offered to the public on August 23, 1994, and are publicly traded on the New York Stock Exchange. Its investment objective is long-term capital appreciation.

On November 20, 2001, the Fund's Trustees approved the following investment policy changes, which became effective December 15, 2001. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of U.S. regional banks and thrifts and holding companies that primarily own or receive a substantial portion of their income from regional banks or thrifts. "Net assets" is defined as net assets plus borrowings for investment purposes. "Primarily owned" means that the bank or financial holding company derives a substantial portion of its business from U.S. regional banks or thrifts as determined by the Adviser, based upon generally accepted measures such as revenues, asset size and number of employees. U.S. regional banks or thrifts are ones that provide full-service banking (i.e., savings accounts, checking accounts, commercial lending and real estate lending) and whose assets are primarily of domestic origin. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy.

The Fund may invest in investment-grade debt securities as well as debt securities rated BB or below by Standard & Poor's Ratings group
("Standard & Poor's") or Ba or below by Moody's Investors Service, Inc. ("Moody's"), or, if unrated by such rating organizations, determined by the Adviser to be of comparable quality.

DIVIDEND REINVESTMENT PLAN

The Fund offers its shareholders a Dividend Reinvestment Plan (the "Plan"), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services as Plan agent for the common shareholders (the "Plan Agent"), unless an election is made to receive cash. Each registered shareholder will receive from the Plan Agent an authorization card to be signed and returned if the shareholder elects to receive distributions from net investment income in cash or elects not to receive capital gains distributions in the form of a shares dividend. Shareholders may also make their election by notifying the Plan Agent by telephone or by visiting the Plan Agent's Web site at www.melloninvestor.com. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or nominee or shareholders transferring such an account to a new broker or nominee should contact the broker or nominee, to determine whether and how they may participate in the Plan.

The Plan Agent serves as agent for the holders of common shares in administering the Plan. After the Fund declares a dividend or makes a capital gains distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy common shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. The Fund will not issue any new shares in connection with the Plan. The Plan Agent's fees for the handling of reinvestment of dividends and other distributions will be paid by the Fund. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, either a cash payment will be made to the participant for the full value of the common shares credited to the account upon instruction by the participant, or certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a common share credited to such account.

The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to shareholders' meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan. In the case of shareholders such as banks, brokers or nominees, which hold common shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are participants in the Plan. Shares may be purchased through broker-dealers.

Dividends and capital gains distributions are taxable whether received in cash or reinvested in additional common shares, and the automatic reinvestment of dividends and capital gain distributions will not relieve participants of any U.S. federal income tax that may be payable or required to be withheld on such dividends or distributions. The amount of dividends to be reported on 1099-DIV should be the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days' written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (telephone 1-800-852-0218).

SHAREHOLDER
COMMUNICATION
AND ASSISTANCE

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

SHAREHOLDER
MEETINGS

On November 19, 2002, the Board of Trustees adopted several amendments to the Fund's by-laws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the by-laws require shareholders to notify the Fund in writing of any proposal which they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year's annual meeting of shareholders. The notification must be in the form prescribed by the by-laws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures that must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the by-laws.

On April 3, 2003, the Annual Meeting of the Fund was held to elect four Trustees and to ratify the action of the Trustees in selecting independent auditors for the Fund. Proxies covering 81,709,995 shares of beneficial interest were voted at the meeting. The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                               WITHHELD
                                     FOR      AUTHORITY
----------------------------------------------------------------------
Ronald R. Dion                69,221,199     12,488,796

Charles L. Ladner             69,221,850     12,438,145

John A. Moore                 69,155,197     12,554,798

Maureen Ford Goldfarb         68,870,675     12,839,320

The shareholders also ratified the Trustees' selection of Deloitte & Touche LLP as the Fund's independent auditors for the fiscal year ending October 31, 2003, with the votes tabulated as follows: 71,978,944 FOR, 706,418 AGAINST and 9,024,632 ABSTAINING.

A shareholder proposal recommending that the Board consider merging the Fund into the John Hancock Regional Bank Fund was rejected, with the votes tabulated as follows: 18,516,875 FOR, 24,555,030 AGAINST and 1,703,101 ABSTAINING.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


INDEPENDENT TRUSTEES

                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
James F. Carlin, Born: 1940                                                                 1994                30
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since
1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since
1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance
Agency, Inc. (since 1996); Director and Treasurer, Rizzo Associates (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments)
(since 1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc.
(until 1999), Carlin Insurance Agency, Inc. (until 1999); Chairman,
Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           1995                30
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (since 2000), STC Broadcasting,
Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc. (since 2001), Adorno/
Rogers Technology, Inc. (since 2001), Pinnacle Foods Corporation (since 2001),
rateGenius (since 2001), LaQuinta Motor Inns, Inc. (hotel management company)
(until 1998), Jefferson-Pilot Corporation (diversified life insurance company)
(since 1985), New Century Equity Holdings (formerly Billing Concepts) (until 2001),
eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures (until 2001),
LBJ Foundation (until 2000), Golfsmith International, Inc. (until 2000), Metamor
Worldwide (until 2000), AskRed.com (until 2001), Southwest Airlines (since 2000)
and Introgen (since 2000); Advisory Director, Q Investments (since 2000); Advisory
Director, Chase Bank (formerly Texas Commerce Bank -- Austin) (since 1988),
LIN Television (since 2002) and WilTel Communications (since 2002).

Ronald R. Dion, Born: 1946                                                                  1998                30
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, BJ's Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee, Emmanuel College.


24


                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Charles L. Ladner,2 Born: 1938                                                              1994                30
Chairman and Trustee, Dunwoody Village, Inc. (retirement services);
Senior Vice President and Chief Financial Officer, UGI Corporation
(Public Utility Holding Company) (retired 1998); Vice President and
Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas
Partners, L.P. (until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since 2001).

John A. Moore,2 Born: 1939                                                                  2002                29
President and Chief Executive Officer, Institute for Evaluating Health
Risks (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,2 Born: 1943                                                          2002                29
Executive Director, Council for International Exchange of Scholars (since
1998); Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility).

Steven Pruchansky, Born: 1944                                                               1994                30
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 1994                30
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).

John P. Toolan,2 Born: 1930                                                                 1994                30
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company); Chairman,
Smith Barney Trust Company of Florida (retired 1991); Director, Smith
Barney, Inc., Mutual Management Company and Smith Barney Advisers, Inc.
(investment advisers) (retired 1991); Senior Executive Vice President, Director and member of the Executive Committee, Smith Barney, Harris Upham & Co.,
Incorporated (investment bankers) (until 1991).


25



INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                51
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC (Subsidiaries, LLC), Hancock
Natural Resource Group, Independence Investment LLC, Declaration
Management Research LLC, John Hancock Advisers, LLC (the "Adviser"),
The Berkeley Financial Group, LLC ("The Berkeley Group"), John Hancock
Funds, LLC ("John Hancock Funds") and Massachusetts Business Development
Corporation; Director, John Hancock Insurance Agency, Inc. ("Insurance
Agency, Inc.") (until 1999).


NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Maureen Ford Goldfarb, Born: 1955                                                           2000                51
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John Hancock Funds;
Chairman, Director, President and Chief Executive Officer, Sovereign Asset
Management Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC and Signature Services; Investment
Company Institute Board of Governors (since 2002); Senior Vice President,
MassMutual Insurance Co. (until 1999).


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1994
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.


26



NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1994
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

FOR YOUR
INFORMATION

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT AND DIVIDEND DISBURSER
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

STOCK SYMBOL
Listed New York Stock Exchange: BTO

For shareholder assistance
refer to page 22


HOW TO
CONTACT US

On the Internet                         www.jhfunds.com

By regular mail                         Mellon Investor Services
                                        85 Challenger Road
                                        Overpeck Centre
                                        Ridgefield Park, NJ 07660

Customer service representatives        1-800-852-0218

Portfolio commentary                    1-800-344-7054

24-hour automated information           1-800-843-0090

TDD Line                                1-800-231-5469

The Fund's voting policies and procedures are available without charge, upon request:

By phone                                1-800-225-5291

On the Fund's Web site                  www.jhfunds.com/proxy

On the SEC's Web site                   www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com

---------------
PRESORTED
STANDARD
U. S. POSTAGE
PAID
MIS
---------------

P900A  10/03
       12/03

ITEM 2.  CODE OF ETHICS.

As of the end of the period, October 31, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached Exhibit "Proxy Voting Policies and Procedures".

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Proxy Voting Policies and Procedures are attached.

(d)(1) Contact person at the registrant



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




By:
------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer

Date:    December 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:
-------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer

Date:    December 18, 2003




By:
-------------------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer

Date:    December 18, 2003